Note 4 - Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 38-3360868 001 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]

4. Related Party Transactions

Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer and certain other parties. Certain administration fees for the administration and audit of the Plan are paid by the Bank. Notes receivable from participants are also considered party-in interest transactions. Certain administration fees are paid by the Plan and are considered party-in-interest transactions, which are exempt from prohibited transaction rules.

The 333,821 and 338,794 shares of Mercantile Bank Corporation common stock held by the Plan as of December 31, 2025 and 2024, respectively, represent 1.94% and 2.10% of the Corporation’s outstanding shares as of December 31, 2025 and 2024, respectively. The value of shares of Mercantile Bank Corporation common stock held by the Plan were $16,056,790 and $15,072,946 as of  December 31, 2025 and 2024, respectively,

Cash dividends of $495,861 were paid to the Plan by Mercantile Bank Corporation during 2025. During 2025, the Plan purchased 32,245 shares of Mercantile Bank Corporation's stock at a cost of $1,422,682, the Plan sold 32,874 shares of Mercantile Bank Corporation's stock with proceeds of $1,556,998, and the Plan had in-kind distributions of 4,344 shares valued at $211,742. During 2024, the Plan purchased 31,763 shares of Mercantile Bank Corporation's stock at a cost of $1,283,209, the Plan sold 107,102 shares of Mercantile Bank Corporation's stock with proceeds of $4,767,439, and the Plan had in-kind distributions of 43,754 shares valued at $2,107,968.